UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789

(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 6/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. The Semi- Annual Report to Shareholders for the period ended June 30, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Semi- Annual Report
June 30, 2005
(Unaudited)

Timothy Plan Family of Funds:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2005 (Unaudited)

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

As you have probably noticed, the first six months of 2005 have been rather volatile in terms of overall market performance. The first four months were quite negative while performance improved significantly in May and June, not only for the market as a whole but also for our funds in particular. Market behavior thus far this year (and actually thus far this decade) continues to validate the old adage: “It takes time to make money in the stock market.”

Our instructions to each of our sub-advisors, however, have been consistent and are simply this (in order of priority):

1)	Comply with our screening research,

2)	Preservation of principal is job #1, and

3)	Out-perform your index, net of operating costs, over full market cycles.

Although there is no way to guarantee points two and three above, each of our managers has done a pretty good job in their respective asset class categories. While future investment performance can only be prognosticated and certainly not guaranteed, our managers have also expressed confidence that our funds should close the year of 2005 in positive territory.

Regardless of how we close this year, we have complete confidence in each of our managers (all of which have long, established, and respectable investment management histories.) The non-negotiable at Timothy remains the non-negotiable; i.e., we will not invest one dollar of our shareholders’ money in any publicly traded company that has a pattern of funding or otherwise contributing to the moral disintegration of our culture.

Once again, thank you for your conviction that has made you part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE FUND

FUND PROFILE:

Industries (% of Net Assets)
Mid & Large Cap Value	23.59%
Fixed Income	23.10%
Mid & Large Cap Growth	16.88%
Small Cap Value	12.87%
Cash & Equivalents	9.18%

85.62%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual	$1,000.00	$1,001.30	$4.22
Hypothetical (5% return before expenses)	1,000.00	1,020.75	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.13% for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [3]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

MUTUAL FUNDS - 84.85%

number of shares		market value
192,482	Timothy Fixed Income Fund - Class A	$1,982,568
224,284	Timothy Large/Mid-Cap Growth Fund - Class A*	1,448,872
150,058	Timothy Large/Mid-Cap Value Fund - Class A*	2,024,285
721,832	Timothy Money Market Fund	721,832
76,050	Timothy Small Cap Value Fund - Class A*	1,104,239

	Total Mutual Funds (cost $6,779,732)	7,281,796

SHORT TERM INVESTMENTS - 0.77%

number of shares		market value
65,847	Federated Cash Trust Series II Treasury Fund (cost $65,847)	65,847

	Total Investments - 85.62% (identified cost $6,845,579)	7,347,643

	OTHER ASSETS LESS LIABILITIES, NET - 14.38%	1,233,933

	Net Assets - 100.00%	$8,581,576

*	Non-income producing

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [4]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $6,845,579) [NOTE 1]	$7,347,643
Receivables:
Fund Shares Sold	1,224,185
Interest	240
Dividends	15,495
Prepaid Expenses	300

Total Assets	8,587,863

LIABILITIES

amount
Accrued Advisory Fees	$2,697
Accrued Expenses	3,590

Total Liabilities	6,287

NET ASSETS

amount
Net Assets	$8,581,576

SOURCES OF NET ASSETS

amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$7,964,903
Accumulated Net Realized Gain on Investments	81,281
Undistributed Net Investment Income	33,328
Net Unrealized Appreciation in Value of Investments	502,064

Net Assets	$8,581,576

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	768,960

Net Asset Value, Offering and Redemption Price Per Share ($8,581,576 / 768,960 Shares)	$11.16

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME

amount
Interest	$7,295
Dividends	30,266

Total Investment Income	37,561

EXPENSES

amount
Investment Advisory Fees [Note 3]	3,328
Fund Accounting, Transfer Agency, & Administration Fees	8,234
Custodian Fees	1,372
Participation Fees	8,319
Audit Fees	1,259
Legal Expense	990
Printing Expense	645
Insurance Expense	207
Registration Expense	—
Miscellaneous Expense	1,938

Total Expenses	26,292

Expenses Recouped by Advisor [NOTE 3]	1,993

Total Net Expenses	28,285

Net Investment Income	9,276

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Change in Unrealized Appreciation of Investments	15,142

Net Realized and Unrealized Gain on Investments	15,142

Increase in Net Assets Resulting from Operations	$24,418

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/05 (unaudited)	year ended 12/31/04
Operations:
Net Investment Income	$9,276	$25,826
Net Realized Gain on Investments	—	9,239
Capital Gain Distributions from Other Investment Companies	—	76,315
Net Change in Unrealized Appreciation of Investments	15,142	197,528

Net Increase in Net Assets (resulting from operations)	24,418	308,908

Distributions to Shareholders:
Net Investment Income	(11,782)	—
Net Realized Gains	(11,035)	—

Total Distributions to Shareholders	(22,817)	—

Capital Share Transactions:
Proceeds from Shares Sold	2,713,627	2,746,844
Dividends Reinvested	22,816	—
Cost of Shares Redeemed	(552,366)	(342,439)

Net Increase in Net Assets (resulting from capital share transactions)	2,184,077	2,404,405

Total Increase in Net Assets	2,185,678	2,713,313

Net Assets:
Beginning of Period	6,395,898	3,682,585

End of Period [Including undistributed net investment income of $33,328, and $35,834, respectively]	$8,581,576	$6,395,898

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	244,492	255,216
Shares Reinvested	2,054	—
Shares Redeemed	(49,904)	(32,059)

Net Increase in Number of Shares Outstanding	196,642	223,157

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.18		$10.55	$8.97

Income from Investment Operations:
Net Investment Income	0.02		0.03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	—		0.60	1.56

Total from Investment Operations	0.02		0.63	1.58

Less Distributions:
Dividends from Net Investment Income	(0.02)		—	—
Dividends from Realized Gains	(0.02)		—	—

Total Distributions	(0.04)		—	—

Net Asset Value at End of Period	$11.16		$11.18	$10.55

Total Return (A)	0.13%		5.97%	17.61%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$8,582		$6,396	$3,683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.79	%(B)	0.65%	0.85%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.85	%(B)	0.85%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.34	%(B)	0.74%	0.36%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.28	%(B)	0.54%	0.36%

Portfolio Turnover	0.00%		2.26%	2.30%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [8]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005

TIMOTHY PLAN STRATEGIC GROWTH VARIABLE FUND

FUND PROFILE:

Industries

(% of Net Assets)

Mid & Large Cap Growth	32.31%
Mid & Large Cap Value	22.48%
Small Cap Value	17.58%
Small Cap Growth	17.44%
Fixed Income	10.06%
Cash & Equivalents	0.25%

100.12%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [9]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005

TIMOTHY PLAN STRATEGIC GROWTH VARIABLE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual	$1,000.00	$984.80	$4.18
Hypothetical (5% return before expenses)	1,000.00	1,020.75	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.52)% for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [10]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

MUTUAL FUNDS - 99.87%

number of shares		market value
202,662	Timothy Aggressive Growth - Class A*	$1,376,078
77,118	Timothy Fixed Income - Class A	794,317
394,773	Timothy Large Mid Cap Growth - Class A*	2,550,234
131,484	Timothy Large Mid Cap Value - Class A*	1,773,715
95,540	Timothy Small Cap Value - Class A*	1,387,247

	Total Mutual Funds (cost $7,186,898)	7,881,591

SHORT TERM INVESTMENTS - 0.25%

number of shares		market value
19,904	First American Treasury Obligations Fund, Class A (cost $19,904)	19,904

	Total Investments - 100.12% (identified cost $7,206,802)	7,901,495

	Liabilities in Excess of Other Assets, Net (0.12)%	(9,595)

	Net Assets - 100.00%	$7,891,900

*	Non-income producing

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [11]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $7,206,802) [NOTE 1]	$7,901,495
Receivables:
Fund Shares Sold	14
Interest	158
Dividends	6,208
Prepaid Expenses	343

Total Assets	7,908,218

LIABILITIES

amount
Accrued Advisory Fees	$3,472
Payable for Fund Shares Redeemed	9,686
Accrued Expenses	3,160

Total Liabilities	16,318

NET ASSETS

amount
Net Assets	$7,891,900

SOURCES OF NET ASSETS

amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$7,015,576
Undistributed Net Investment Loss	(18,567)
Accumulated Net Realized Gain on Investments	200,198
Net Unrealized Appreciation in Value of Investments	694,693

Net Assets	$7,891,900

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	716,558

Net Asset Value, Offering and Redemption Price Per Share ($7,891,900 / 716,558 Shares)	$11.01

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [12]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME

amount
Interest	$334
Dividends	12,366

Total Investment Income	12,700

EXPENSES

amount
Investment Advisory Fees [Note 3]	3,678
Fund Accounting, Transfer Agency, & Administration Fees	9,104
Custodian Fees	1,372
Participation Fees	9,196
Audit Fees	1,393
Legal Expense	1,090
Printing Expense	701
Insurance Expense	237
Miscellaneous Expense	2,200

Total Expenses	28,971

Expenses Recouped by Advisor [NOTE 3]	2,296

Total Net Expenses	31,267

Net Investment Loss	(18,567)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	69,867
Net Change in Unrealized Appreciation of Investments	(164,603)

Net Realized and Unrealized Loss on Investments	(94,736)

Decrease in Net Assets Resulting from Operations	$(113,303)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/05 (unaudited)	year ended 12/31/04
Operations:
Net Investment Loss	$(18,567)	$(5,666)
Net Realized Gain on Investments	69,867	53,280
Captial Gain Distrbitutions from Other Investment Companies	—	102,744
Net Change in Unrealized Appreciation of Investments	(164,603)	346,616

Net Increase/(Decrease) in Net Assets (resulting from operations)	(113,303)	496,974

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	1,205,451	3,645,222
Dividends Reinvested	—	—
Cost of Shares Redeemed	(607,470)	(897,362)

Net Increase in Net Assets (resulting from capital share transactions)	597,981	2,747,860

Total Increase in Net Assets	484,678	3,244,834

Net Assets:
Beginning of Period	7,407,222	4,162,388

End of Period [Including undistributed net investment income of $0, and $0, respectively]	$7,891,900	$7,407,222

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	110,345	348,152
Shares Reinvested	—	—
Shares Redeemed	(56,616)	(87,814)

Net Increase in Number of Shares Outstanding	53,729	260,338

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.18		$10.34	$8.25

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.85	2.11

Total from Investment Operations	(0.17)		0.84	2.09

Less Distributions:
Dividends from Net Investment Income	—		—	—
Dividends from Realized Gains	—		—	—

Total Distributions	—		—	—

Net Asset Value at End of Period	$11.01		$11.18	$10.34

Total Return (A)	(1.52)%		8.12%	25.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,892		$7,407	$4,162

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.79	%(B)	0.72%	0.85%
After Reimbursement and Waiver of Expenses by Advisor	0.85	%(B)	0.85%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.44	)%(B)	0.03%	(0.41)%
After Reimbursement and Waiver of Expenses by Advisor	(0.50	)%(B)	(0.10)%	(0.41)%

Portfolio Turnover	3.72%		8.79%	4.94%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [15]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (individually the “Fund”, collectively the “Funds”) were organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The Conservative Growth Portfolio began operations May 1, 2002 and the Strategic Growth Portfolio began operations May 6, 2002.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. See Note 7 regarding the Funds’ tax status.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Timothy Plan Notes to Financial Statements [16]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six month period ended June 30, 2005:

funds	purchases	sales
Conservative Growth Portfolio	$910,361	$—
Strategic Growth Portfolio	$1,005,000	$275,000

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the Investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective April 27, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

The Advisor has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 200X.

For the six months ended June 30, 2005, TPL recouped from the Funds as follows:

funds	(recoupments)
Conservative Growth Portfolio	$(1,993)
Strategic Growth Portfolio	$(2,296)

At June 30, 2005, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

funds
Conservative Growth Portfolio	$5,277
Strategic Growth Portfolio	$10,587

At June 30, 2005, the Advisor may recapture a portion of the above amounts no later than December 31, 2005.

Note 4 - Unrealized Appreciation (Depreciation)

At June 30, 2005, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. /dep.
Conservative Growth Portfolio	$6,845,579	$563,341	$(61,277)	$502,064
Strategic Growth Portfolio	$7,206,802	$763,269	$(68,576)	$694,693

Timothy Plan Notes to Financial Statements [17]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 5 – Distributions to Shareholders

No cash distributions were paid for the years ended December 31, 2004 and 2003.

For the Conservative Growth Fund, a capital gain consent dividend of $84,192, equivalent to $0.15 per share, and an ordinary income dividend of $25,826, equivalent to $0.05 per share, was deemed to be paid on December 31, 2004.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$11,782	$—
Undistributed Long-term Capital Gains	11,035	161,628
Unrealized Appreciation*	481,199	827,999

	$504,016	$989,627

*	The difference between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

The components of net assets are estimated because final tax characteristics cannot be determined until fiscal year end.

Note 6 – N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [18]

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

By:	/s/ Arthur D. Ally
Arthur D. Ally, TREASURER

Date 8/31/2005

* Print the name and title of each signing officer under his or her signature.